Basis of Preparation - Additional Information (Detail) $ in Thousands, $ in Thousands				12 Months Ended
	Nov. 03, 2017 bbl	Oct. 05, 2017	Jul. 06, 2017	Dec. 31, 2017 USD ($) Exchange_Rate	Dec. 31, 2017 MXN ($) Exchange_Rate	Dec. 31, 2016 MXN ($) Exchange_Rate	Dec. 31, 2015 MXN ($) Exchange_Rate	Dec. 31, 2017 MXN ($)	Nov. 17, 2016 USD ($)	Nov. 17, 2016 MXN ($)	Nov. 18, 2015 USD ($)	Nov. 18, 2015 MXN ($)
Disclosure of basis of preparation of financial statements [line items]
Unrecognized net losses						$ 191,144,342		$ 280,850,619
Negative equity amount						1,233,008,147		1,502,352,385
Working capital decreasing amount					$ 25,600,895	68,373,963
Net cash flows (used in) from operating activities				$ 3,204,044	$ 63,397,470	$ (41,898,083)	$ 98,937,786
Estimated reserve of oil equivalent | bbl	1,500,000,000
Percentage of volume available placed at market price			100.00%
Estimated maximum borrowings permissible under statute									$ 8,055,900	$ 150,000,000	$ 15,722,000	$ 240,550,000
Amount available under lines of credit				$ 6,700,000				23,500,000
Percentage of increase in annual budget				1.70%	1.70%
Employee benefits provision				35.00%	35.00%	34.00%
Bottom of range [member]
Disclosure of basis of preparation of financial statements [line items]
Market share percentage				65.00%	65.00%
Internal debt [member]
Disclosure of basis of preparation of financial statements [line items]
Estimated maximum borrowings permissible under statute								30,000,000
External debt [member]
Disclosure of basis of preparation of financial statements [line items]
Estimated maximum borrowings permissible under statute				$ 6,182,800
Pemex industrial transformation [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of interest held		50.00%
Foreign exchange rate | Exchange_Rate						20.6640	17.2065
Pemex Industrial Transformation TAG Norte Holding [member]
Disclosure of basis of preparation of financial statements [line items]
Percentage of indirect interest held		5.00%
Pemex exploration and production [member]
Disclosure of basis of preparation of financial statements [line items]
Foreign exchange rate | Exchange_Rate				19.7867	19.7867	20.6640	17.2065
3P reserves [member]
Disclosure of basis of preparation of financial statements [line items]
Estimated reserve of oil equivalent | bbl	350,000,000
2016 [member]
Disclosure of basis of preparation of financial statements [line items]
Indebtedness amount								231,618,067
Annual budget amount					$ 385,211,257
2017 [member]
Disclosure of basis of preparation of financial statements [line items]
Indebtedness amount								$ 72,412,672
Annual budget amount					$ 391,946,000